Offerings	Nov. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	25,666
Proposed Maximum Offering Price per Unit	2.98
Maximum Aggregate Offering Price	$ 76,484.68
Fee Rate	0.0087%
Amount of Registration Fee	$ 6.65
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of Azora Therapeutics, Inc. (the "Registrant") common stock, par value $0.001 per share ("Common Stock") which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of the Common Stock outstanding. Represents 25,666 shares of Common Stock issuable upon exercise and settlement of a stock option award granted under the Adial Pharmaceuticals, Inc. 2017 Equity Incentive Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act based upon the exercise price for the shares of Common Stock underlying an outstanding stock option, which is $2.98 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,078,147
Proposed Maximum Offering Price per Unit	3.87
Maximum Aggregate Offering Price	$ 11,912,428.89
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,036.38
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of Azora Therapeutics, Inc. (the "Registrant") common stock, par value $0.001 per share ("Common Stock") which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of the Common Stock outstanding. Represents 3,078,147 shares of Common Stock reserved and available for issuance under the Azora Therapeutics, Inc. 2026 Equity Incentive Plan. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based upon the average of the high and low sales prices per share of the Common Stock on the Nasdaq Capital Market on November 10, 2026, which was approximately $3.87 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	307,815
Proposed Maximum Offering Price per Unit	3.87
Maximum Aggregate Offering Price	$ 1,191,244.05
Fee Rate	0.0087%
Amount of Registration Fee	$ 103.64
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of Azora Therapeutics, Inc. (the "Registrant") common stock, par value $0.001 per share ("Common Stock") which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of the Common Stock outstanding. Represents 307,815 shares of Common Stock reserved and available for issuance under the Azora Therapeutics, Inc. 2026 Employee Stock Purchase Plan. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based upon the average of the high and low sales prices per share of the Common Stock on the Nasdaq Capital Market on November 10, 2026, which was approximately $3.87 per share.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	557,248
Proposed Maximum Offering Price per Unit	3.87
Maximum Aggregate Offering Price	$ 2,156,549.76
Fee Rate	0.0087%
Amount of Registration Fee	$ 187.62
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of Azora Therapeutics, Inc. (the "Registrant") common stock, par value $0.001 per share ("Common Stock") which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of the Common Stock outstanding. Represents 557,248 shares of Common Stock issuable upon settlement of certain restricted stock unit awards granted by the Registrant to new employees as a material inducement to their acceptance of employment with the Registrant outside of a stockholder-approved equity plan in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based upon the average of the high and low sales prices per share of the Common Stock on the Nasdaq Capital Market on November 10, 2026, which was approximately $3.87 per share.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	155,446
Proposed Maximum Offering Price per Unit	4.22
Maximum Aggregate Offering Price	$ 655,982.12
Fee Rate	0.0087%
Amount of Registration Fee	$ 57.07
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of Azora Therapeutics, Inc. (the "Registrant") common stock, par value $0.001 per share ("Common Stock") which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of the Common Stock outstanding. Represents 155,446 shares of Common Stock issuable upon exercise and settlement of a stock option award granted by the Registrant to a new employee as a material inducement to their acceptance of employment with the Registrant outside of a stockholder-approved equity plan in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act based upon the exercise price for the shares of Common Stock underlying outstanding stock options, which is $4.22 per share.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	3.87
Maximum Aggregate Offering Price	$ 3,870,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 336.69
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of Azora Therapeutics, Inc. (the "Registrant") common stock, par value $0.001 per share ("Common Stock") which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of the Common Stock outstanding. Represents 1,000,000 shares of Common Stock reserved and available for issuance under the Azora Therapeutics, Inc. 2026 Employment Inducement Equity Incentive Plan, under which the Registrant intends to grant equity awards to new employees as a material inducement to their acceptance of employment with the Registrant outside of a stockholder-approved equity plan in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based upon the average of the high and low sales prices per share of the Common Stock on the Nasdaq Capital Market on November 10, 2026, which was approximately $3.87 per share.